Headcount - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,952	2,077
Average	2,003	2,134
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,932	2,056
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	20	21